RELATED PARTY LOAN	12 Months Ended
Dec. 31, 2022
Related Party Loan
RELATED PARTY LOAN

NOTE 6. RELATED PARTY LOAN

This is a noninterest bearing loan, due on demand to Revir capital LLC and Rushi Shah. As of December 31, 2022, and 2021, the Company has related party loan balance of $155,000 and $155,000, respectively.